Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Acquired intangible assets are amortized over the following periods:
Acquired intangible assets are amortized over the following periods:

		Expected
	Amortization basis	life (years)
Acquired intangible assets	Straight line	10
Acquired client relationships	In line with underlying cashflows	10 to 20
Acquired non-compete agreements	Straight line	5
Acquired trade names	Straight line	3 to 4